Share Capital (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Share-based compensation	$ 1,125	$ 1,434	$ 956
Research and development expenses [Member]
Statement Line Items [Line Items]
Share-based compensation	549	457	333
General, administrative and marketing expenses [Member]
Statement Line Items [Line Items]
Share-based compensation	$ 576	$ 977	$ 623